Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Defiance Connective Technologies ETF
Shareholder Report [Line Items]
Fund Name	Defiance Connective Technologies ETF
Class Name	Defiance Connective Technologies ETF
Trading Symbol	SIXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/sixg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Connective Technologies ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BlueStar Connective Technologies Index (the “Index”), which tracks companies involved in the development and commercialization of next-generation connectivity, including 5G, 6G, and AI-enabled networking technologies. The Fund is passively managed and generally seeks to fully replicate the Index.
For the 12-month period ended December 31, 2025 (the “reporting period”), the Fund increased 34.76% at  NAV, while the Index increased 35.28%. By comparison, the S&P 500 TR increased 17.88% during the same period. During the reporting period, performance benefited from a clearer understanding that AI scale requires not only compute, but also robust connectivity, networking, and data throughput. Early 6G standards work and an increased emphasis on AI-enabled networks highlighted the strategic importance of connective technologies. Near-term performance dynamics were also influenced by carrier capital-spending cycles and the timing of network upgrades, which can introduce periods of volatility despite strong long-term demand trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/04/2019)
Defiance Connective Technologies ETF NAV	34.76	15.03	16.04
S&P 500 TR	17.88	14.42	15.85
BlueStar Connective Technologies Index GTR	35.28	15.20	16.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/sixg for more recent performance information.
Net Assets	$ 657,410,662
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,849,967
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$657,410,662
Number of Holdings	52
Net Advisory Fee	$1,849,967
Portfolio Turnover	27%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	76.8%
Communication Services	11.1%
Semiconductors	6.2%
Real Estate	3.9%
Industrials	1.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.4%
Apple, Inc.	5.7%
NVIDIA Corp.	5.0%
Broadcom, Inc.	4.4%
Cisco Systems, Inc.	4.1%
QUALCOMM, Inc.	3.1%
AST SpaceMobile, Inc.	3.0%
Globalstar, Inc.	2.9%
Ciena Corp.	2.9%
Oracle Corp.	2.8%

Updated Prospectus Web Address	https://www.defianceetfs.com/sixg
Defiance Drone and Modern Warfare ETF
Shareholder Report [Line Items]
Fund Name	Defiance Drone and Modern Warfare ETF
Class Name	Defiance Drone and Modern Warfare ETF
Trading Symbol	JEDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Drone and Modern Warfare ETF for the period of September 25, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/jedi. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/jedi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Drone and Modern Warfare ETF	$18	0.69%
[1],[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.69%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index (the “Index”), which tracks companies that generate significant revenue from the modern warfare industry, including military drones, AI-driven defense software, unmanned systems, and electronic warfare solutions. The Fund is passively managed and generally seeks to fully replicate the Index.
For the period from inception on September 25, 2025, through December 31, 2025 (the “reporting period”), the Fund decreased 2.37% at  NAV, while the Index decreased 2.29%. By comparison, the NASDAQ 100 Total Return Index increased 3.67% over the same period. During the reporting period, JEDI’s thematic drivers remained closely tied to global defense modernization. Geopolitical tensions and evolving military doctrines continued to elevate the role of unmanned systems, AI-enabled defense software, electronic warfare, and autonomous platforms. These shifts reinforced demand for next-generation defense capabilities, though the space remains sensitive to contract timing, budget signals, and geopolitical headlines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/25/2025)
Defiance Drone and Modern Warfare ETF NAV	-2.37
NASDAQ 100 Total Return Index	3.67
BITA Drone and Modern Warfare Select Index	-2.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/jedi for more recent performance information.
Net Assets	$ 25,381,535
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 38,899
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,381,535
Number of Holdings	26
Net Advisory Fee	$38,899
Portfolio Turnover	3%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	84.4%
Information Technology	9.8%
Communication Services	1.4%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Rocket Lab Corp.	8.3%
RTX Corp.	7.5%
Palantir Technologies, Inc.	7.5%
L3Harris Technologies, Inc.	6.9%
Thales SA	6.4%
Leidos Holdings, Inc.	6.1%
Saab AB	4.8%
Elbit Systems, Ltd.	4.7%
CACI International, Inc.	4.6%
Kratos Defense & Security Solutions, Inc.	4.5%

Updated Prospectus Web Address	https://www.defianceetfs.com/jedi
Defiance Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Quantum ETF
Class Name	Defiance Quantum ETF
Trading Symbol	QTUM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/qtum
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$47	0.40%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index (the “Index”), which tracks companies at the forefront of the next generation of computing, specifically those involved in the development and commercialization of quantum computing and advanced machine learning. The Fund is passively managed and generally seeks to fully replicate the Index.
For the 12-month period ended December 31, 2025 (the “reporting period”), the Fund increased 36.35% at  NAV, while the Index increased 37.04%. By comparison, the S&P 500 TR increased 17.88% during the same period. During the reporting period, performance was shaped by continued momentum in advanced computing, particularly as AI infrastructure buildouts reinforced investor focus on next-generation compute. Progress around quantum roadmaps, error correction, and commercialization milestones helped shift the narrative from theoretical potential toward longer-term practical application. At the same time, the Fund’s exposure to growth-oriented technology meant broader market sentiment around interest rates and long-duration assets remained an important influence on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/04/2018)
Defiance Quantum ETF NAV	36.35	22.62	23.41
S&P 500 TR	17.88	14.42	14.29
BlueStar Quantum Computing and Machine Learning Index	37.04	23.27	24.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/qtum for more recent performance information.
Net Assets	$ 3,176,550,286
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 7,244,716
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,176,550,286
Number of Holdings	84
Net Advisory Fee	$7,244,716
Portfolio Turnover	42%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	76.3%
Industrials	11.4%
Communication Services	6.4%
Semiconductors	3.4%
Health Care	1.2%
Consumer Discretionary	1.2%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.6%
Quantum Emotion Corp.	2.1%
Micron Technology, Inc.	1.4%
Nutanix, Inc.	1.4%
Fujitsu Ltd.	1.3%
RTX Corp.	1.3%
Orange SA	1.3%
Nokia Oyj	1.3%
Infineon Technologies AG	1.3%
Baidu, Inc.	1.3%

Top Ten Countries	(% of Net Assets)
United States	65.7%
Japan	8.8%
Taiwan	7.2%
Netherlands	4.9%
Canada	3.1%
France	2.6%
Switzerland	2.5%
United Kingdom	1.9%
Finland	1.3%
Cash & Other	2.0%

Updated Prospectus Web Address	https://www.defianceetfs.com/qtum

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.